LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
SCHEDULE OF OPERATING LEASE OBLIGATIONS

Operating lease obligations are presented as follows on the consolidated balance sheets (in thousands):

	As of June 30, 2025	As of December 31, 2024
Operating lease assets, net	$1,676	$2,104

Current portion of lease liabilities	1,092	1,030
Long-term lease liabilities	903	1,468
	$1,995	$2,498

Operating lease obligations are presented as follows on the consolidated balance sheets (in thousands):

	As of December 31, 2024	As of December 31, 2023
Operating lease assets, net	$2,104	$2,901

Current portion of lease liabilities and other current liabilities	1,030	915
Long-term lease liabilities	1,468	2,498
	$2,498	$3,413

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the annual contractual maturities of operating lease liabilities (in thousands):

As of December 31, 2024
2025	$1,191
2026	1,227
2027	314
Total minimum lease payments	2,732
Imputed interest	(234)
Total minimum lease payments	$2,498

SCHEDULE OF OTHER INFORMATION OPERATING LEASE OBLIGATIONS

Other information related to our lease obligations is as follows:

	As of June 30, 2025	As of December 31, 2024
Supplemental lease information
Weighted average remaining lease term (in years)	1.75	2.25
Weighted average discount rate	8.30%	8.30%

	As of June 30, 2025	As of December 31, 2024
Cash payments included in the measurement of lease liabilities:
Operating cash flows from operating leases	$594	$1,139

Other information related to our lease obligations is as follows:

	As of December 31, 2024	As of December 31, 2023
Supplemental lease information
Weighted average remaining lease term (in years)	2.25	3.25
Weighted average discount rate	8.30%	8.30%

	As of December 31, 2024	As of December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,139	$3,766
Leased assets obtained in exchange for new operating lease liabilities	$-	$-